Share Capital and Public Offerings (Details) - Schedule of Stock Option Activity	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Number of Options, Beginning balance	46,593
Weighted Average Exercise Price, Beginning balance (in Dollars per share) | $ / shares	$ 42.8
Number of Options, Granted
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares
Number of Options, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share) | $ / shares
Number of Options, Expired/cancelled	(7,720)
Weighted Average Exercise Price, Expired/cancelled (in Dollars per share) | $ / shares	$ 37.75
Number of Options, Ending balance	38,873
Weighted Average Exercise Price, Ending balance (in Dollars per share) | $ / shares	$ 42.39
Options vested and exercisable	18,367
Options expected to vest	20,506